Guarantees, commitments and risks (Tables)	12 Months Ended
Dec. 31, 2019
Guarantees, commitments and risks
Schedule of guarantees

(€ million)	December 31, 2019	December 31, 2018
Consolidated subsidiaries	4,323	5,082
Unconsolidated subsidiaries	197	196
Joint ventures and associates	4,075	4,056
Others	267	163
	8,862	9,497

Schedule of commitments and risks

(€ million)	December 31, 2019	December 31, 2018
Commitments	74,338	54,611
Risks	676	673
	75,014	55,284

Schedule of expected payments for finance debts and lease liabilities

The tables below summarize the Group main contractual obligations for finance debt and lease liability repayments, including expected payments for interest charges and derivatives.

	Maturity year
						2025 and
(€ million)	2020	2021	2022	2023	2024	thereafter	Total
December 31, 2019
Non-current financial liabilities (including the current portion)	2,908	1,704	1,259	2,743	1,785	11,521	21,920
Current financial liabilities	2,452						2,452
Lease liabilities	884	632	487	434	424	2,761	5,622
Fair value of derivative instruments	2,704	2	14			34	2,754
	8,948	2,338	1,760	3,177	2,209	14,316	32,748
Interest on finance debt	594	452	353	342	269	1,667	3,677
Interest on lease liabilities	341	302	263	233	206	1,015	2,360
	935	754	616	575	475	2,682	6,037
Financial guarantees	926						926

	Maturity year
						2024 and
(€ million)	2019	2020	2021	2022	2023	thereafter	Total
December 31, 2018
Non-current financial liabilities (including the current portion)	3,301	2,958	1,541	1,253	2,714	11,723	23,490
Current financial liabilities	2,182						2,182
Fair value of derivative instruments	1,445	13	1	21		5	1,485
	6,928	2,971	1,542	1,274	2,714	11,728	27,157
Interest on finance debt	655	545	436	330	320	1,677	3,963
Financial guarantees	668						668

Schedule of trade and other payables by maturity

	Maturity year
			2025 and
(€ million)	2020	2021 – 2024	thereafter	Total
December 31, 2019
Trade payables	10,480			10,480
Other payables and advances	5,065	54	100	5,219
	15,545	54	100	15,699

	Maturity year
			2024 and
(€ million)	2019	2020 – 2023	thereafter	Total
December 31, 2018
Trade payables	11,645			11,645
Other payables and advances	5,102	59	96	5,257
	16,747	59	96	16,902

Schedule of principal contractual obligations

	Maturity year
						2025 and
(€ million)	2020	2021	2022	2023	2024	thereafter	Total
Decommissioning liabilities(a)	331	325	163	179	424	12,052	13,474
Environmental liabilities	403	368	319	238	198	1,065	2,591
Purchase obligations(b)	9,938	9,912	9,467	9,530	9,722	77,914	126,483
- Gas
. take-or-pay contracts	7,117	9,140	8,912	9,100	9,410	77,239	120,918
. ship-or-pay contracts	1,070	532	454	412	296	646	3,410
- Other purchase obligations	1,751	240	101	18	16	29	2,155
Other obligations	7	1				106	114
- Memorandum of intent - Val d’Agri	7	1				106	114
Total	10,679	10,606	9,949	9,947	10,344	91,137	142,662
(a)	Represents the estimated future costs for the decommissioning of oil and natural gas production facilities at the end of the producing lives of fields, well-plugging, abandonment and site restoration.
(b)	Represents any agreement to purchase goods or services that is enforceable and legally binding and that specifies all significant terms.

Schedule of committed projects

The amounts shown in the table below include committed expenditures to execute certain environmental projects.

	Maturity year
					2024 and
(€ million)	2020	2021	2022	2023	thereafter	Total
Committed projects	5,570	4,054	2,611	1,544	2,669	16,448

Schedule of carrying amount of financial instruments and relevant economic and equity effect

The carrying amount of financial instruments and the relevant economic and equity effect consisted of the following:

	2019			2018
		Finance income (expense)			Finance income (expense)
		recognized in			recognized in
		Profit	Other		Profit	Other
	Carrying	and loss	comprehensive	Carrying	and loss	comprehensive
(€ million)	amount	account	income	amount	account	income
Financial instruments at fair value with effects recognized in profit and loss account
Financial assets held for trading(a)	6,760	127		6,552	32
Non-hedging and trading derivatives(b)	(125)	273		177	(178)
Other investments valued at fair value(c)	929	247	(3)	919	231	15
Receivables and payables and other assets/liabilities valued at amortized cost
Trade receivables and other(d)	12,926	(409)		14,145	(343)
Financing receivables(e)	1,503	110		1,489	(139)
Securities(a)	55			64
Trade payables and other(a)	15,699	33		16,902	(28)
Financing payables(f)	24,518	(802)		25,865	(615)
Net assets (liabilities) for hedging derivatives(g)	(2)	(739)	(679)		642	(243)
(a)	Income or expense were recognized in the profit and loss account within "Finance income (expense)".
(b)

In the profit and loss account, economic effects were recognized as income within "Other operating income (loss)" for €287 million (income for €129 million in 2018) and as loss within "Finance income (expense)" for €14 million (loss for €307 million in 2018).

(c)	Income or expense were recognized in the profit and loss account within "Income (expense) from investments - Dividends".
(d)

Income or expense were recognized in the profit and loss account as net impairment losses within "Net (impairment losses) reversal of trade and other receivables" for €432 million (net impairment losses for €415 million in 2018) and as income within "Finance income (expense)" for €23 million (income for €69 million in 2018), including interest income calculated on the basis of the effective interest rate of €26 million (interest income for €38 million in 2018).

(e)

In the profit and loss account, income or expense were recognized as income within "Finance income (expense)", including interest income calculated on the basis of the effective interest rate of €99 million (income for €129 million in 2018) and net revaluations for €4 million (net impairment losses for €275 million in 2018).

(f)

In the profit and loss account, income or expense were recognized as expense within "Finance income (expense)", including interest expense calculated on the basis of the effective interest rate of €647 million (interest expense for €605 million in 2018).

(g)	In the profit and loss account, income or expense were recognized within "Sales from operations" and "Purchase, services and other".

Schedule of disclosures about offsetting of financial instruments

		Gross amount
		of financial
	Gross amount	assets and	Net amount of
	of financial	liabilities	financial
	assets and	subject to	assets and
(€ million)	liabilities	offsetting	liabilities
December 31, 2019
Financial assets
Trade and other receivables	13,773	900	12,873
Other current assets	4,584	612	3,972
Financial liabilities
Trade and other liabilities	16,445	900	15,545
Other current liabilities	7,758	612	7,146
December 31, 2018
Financial assets
Trade and other receivables	15,634	1,533	14,101
Other current assets	4,455	1,636	2,819
Financial liabilities
Trade and other liabilities	18,280	1,533	16,747
Other current liabilities	7,048	1,636	5,412

Interest rate risk and currency risk
Guarantees, commitments and risks
Schedule of market risk

The following tables show amounts in terms of VaR, recorded in 2019 (compared with 2018) relating to interest rate and exchange rate risks in the first section and commodity risk. Regarding the management of strategic liquidity, the sensitivity to changes of interest rate is expressed by values of “Dollar value per Basis Point” (DVBP).

(Value at risk - parametric method variance/covariance; holding period: 20 days; confidence level: 99%)

	2019				2018
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Interest rate(a)	5.19	2.44	3.80	3.00	3.65	1.80	2.73	2.99
Exchange rate(a)	0.41	0.07	0.17	0.15	0.57	0.09	0.28	0.25
(a)

Value at risk deriving from interest and exchange rates exposures include the following finance departments: Eni Corporate Finance Department, Eni Finance International SA, Banque Eni SA and Eni Finance USA Inc.

Commodity price risk
Guarantees, commitments and risks
Schedule of market risk
(a)

(Value at risk — Historic simulation method; holding period: 1 day; confidence level: 95%)

	2019				2018
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Commercial exposures–Management Portfolio(a)	23.03	7.74	11.22	9.11	18.60	6.79	11.04	7.50
Trading (b)	1.60	0.25	0.51	0.31	2.28	0.26	0.73	0.27
(a)

Refers to the LNG Marketing &  Power business line (risk exposure from Refining & Marketing business line and Gas & Power Division), Eni Trading & Shipping commercial portfolio, operating branches outside Italy pertaining to the Divisions and from October 2016 the Gas e Luce business line. For the Gas & Power business lines, following the approval of the Eni’s Board of Directors on December 12, 2013, VaR is calculated on the so-called Statutory view, with a time horizon that coincides with the year considering all the volumes delivered in the year and the relevant financial hedging derivatives. Consequently, during the year the VaR pertaining to GLP and EGL presents a decreasing trend following the progressive reaching of the maturity of the positions within the annual horizon.

(b)	Cross-commodity proprietary trading, both for commodity contracts and financial derivatives, refers to Eni Trading & Shipping SpA (London-Bruxelles-Singapore) and Eni Trading & Shipping Inc (Houston).

Strategic liquidity risk
Guarantees, commitments and risks
Schedule of market risk
(a)

(Sensitivity — Dollar value of 1 basis point — DVBP)

	2019				2018
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Strategic liquidity(a)	0.37	0.31	0.35	0.33	0.35	0.25	0.29	0.25
(a)	Management of strategic liquidity portfolio in € currency starting from July 2013.

(Sensitivity — Dollar value of 1 basis point — DVBP)

	2019				2018
($ million)	High	Low	Average	At year end	High	Low	Average	At year end
Strategic liquidity(b)	0.05	0.02	0.04	0.05	0.04	0.01	0.02	0.02
(b)	Management of strategic liquidity portfolio in $ currency starting from August 2017.